Nature of the Business, Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)					3 Months Ended					6 Months Ended			9 Months Ended	12 Months Ended
	Aug. 06, 2024 shares	Aug. 05, 2024 USD ($) shares	Mar. 20, 2024 shares	Sep. 22, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)		Mar. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)		Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Aug. 12, 2024 $ / shares	Jun. 30, 2024 GBP (£)	Mar. 04, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Nov. 01, 2022 USD ($)	Nov. 01, 2022 GBP (£)	Oct. 06, 2022 USD ($)	Oct. 06, 2022 GBP (£)	Aug. 26, 2022 USD ($)	Aug. 26, 2022 GBP (£)	May 27, 2021 USD ($)	May 27, 2021 GBP (£)
Accumulated deficit					$ 20,234,000	$ 11,544,000	$ 14,542,000	[1]	$ 12,436,000	$ 20,234,000	$ 14,542,000	[1]	$ 11,544,000	$ 11,299,000	$ 10,770,000
Cash and cash equivalents					219,000					219,000				4,228,000
Net income (loss)					5,383,000	$ (2,625,000)	2,106,000		$ 1,672,000	8,935,000	3,778,000		$ 780,000	535,000	4,887,000
Operating activities										3,870,000	2,398,000			7,725,000	2,266,000
Other Commitment																		$ 5,000,000
Line of Credit Facility, Current Borrowing Capacity																		500,000
Line of Credit Facility, Maximum Borrowing Capacity																		1,000,000
Original principal amount																				$ 3,300,000	£ 3,000,000.0					$ 1,400,000	£ 1,000,000.0
Convertible notes payable					800,000					800,000				800,000								$ 67,000	£ 50,000	$ 500,000	£ 400,000
Debt interest rate																				5.00%	5.00%					5.00%	5.00%
Cash, uninsured amount					117,623					117,623				323,000			£ 93,014		£ 254,000
Deposit assets					108,000					108,000				108,000			£ 85,000		£ 85,000
Demand deposit accounts					10,000,000					10,000,000				10,000,000
Deposit insurance limit					250,000					250,000				250,000
[custom:ProceedsFromMergerAndRelatedPipeFinancingNetOfTransactionCosts]														8,493,000
Cash Equivalents, at Carrying Value														$ 4,200,000
[custom:DescriptionForEmergingGrowthCompany]														(i) the last day of the combined entity’s first fiscal year following the fifth anniversary of the completion of MURF’s initial public offering (the “MURF IPO”), (ii) the last day of the fiscal year in which the combined entity has total annual gross revenue of at least $1.235 billion, (iii) the last day of the fiscal year in which the combined entity is deemed to be a large accelerated filer, which means the market value of the combined entity’s common stock that is held by non-affiliates exceeds $700.0 million as of the prior December 31st or (iv) the date on which the combined entity has issued more than $1.0 billion in non-convertible debt securities during the prior three year period
Common Stock [Member]
Net income (loss)
Shares issued during period | shares					74,544					74,544				2,000,000
Common Stock [Member] | February Ten Twenty Twenty Five [Member]
Minimum price per share | $ / shares					$ 1.00					$ 1.00
Subsequent Event [Member]
Other Commitment																		5,000,000
Line of Credit Facility, Current Borrowing Capacity																		500,000
Line of Credit Facility, Maximum Borrowing Capacity																		$ 1,000,000
Shares issued during period | shares			260,000
Subsequent Event [Member] | Common Stock [Member]
Minimum price per share | $ / shares																$ 1.00
Subsequent Event [Member] | Senior Secured Promissory Note [Member]
Shares issued during period | shares	12,500,000
Debt interest rate		18.00%
Subsequent Event [Member] | Senior Secured Promissory Note [Member] | Nirland Limited [Member]
Original principal amount		$ 2,650,000
Original issuance discount		500,000
Debt issued upon execution		$ 1,675,000
Shares issued during period | shares		12,500,000
Convertible notes payable		$ 475,000
Debt interest rate		12.00%
Debt maturity date		Aug. 04, 2025
Private Placement [Member]
Proceeds from Contributed Capital				$ 5,000,000.0						$ 5,000,000.0
Sale of Stock, Consideration Received on Transaction				20,000,000.0
[custom:ProceedsFromMergerAndRelatedPipeFinancingNetOfTransactionCosts]				$ 8,500,000

[1]	Does not reflect the impact of the Merger on the Company’s capital structure